Stock-Based Compensation (Common Stock Options Awards) (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of period (in shares)	140,706	171,737	179,192
Granted (in shares)	0	55,000	50,000
Exercised (in shares)	(7,100)	(43,515)	(51,955)
Forfeited or expired (in shares)	0	(42,516)	(5,500)
Outstanding at end of period (in shares)	133,606	140,706	171,737
Exercisable at end of period (in shares)	62,612	49,520	63,764
Fully vested and expected to vest (in shares)	133,606	140,706	171,737
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, Outstanding at beginning of period (usd per share)	$ 8.67	$ 7.46	$ 6.52
Weighted Average Exercise Price, Granted (usd per share)	0.0	10.00	9.20
Weighted Average Exercise Price, Exercised (usd per share)	8.28
Weighted Average Exercise Price, Outstanding at end of period (usd per share)	8.69	8.67	7.46
Weighted Average Exercise Price, Exercisable at end of year (usd per share)	7.58	7.27	6.79
Weighted Average Exercise Price, Fully vested and expected to vest (usd per share)	$ 8.69	$ 8.67	$ 7.46
Weighted Average Remaining Contractual Term, Outstanding at end of period	6 years 8 months 12 days	7 years 2 months 19 days	7 years 6 months 29 days
Weighted Average Remaining Contractual Term, Exercisable at end of period	4 years 5 months 19 days	4 years 1 month 2 days	5 years 3 months 29 days
Weighted Average Remaining Contractual Term, Fully vested and expected to vest	6 years 8 months 12 days	7 years 2 months 19 days	7 years 6 months 29 days
Aggregate intrinsic value, exercisable at end of period	$ 392	$ 194
Aggregate intrinsic value, fully vested and expected to vest at end of period	$ 693	$ 354